FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                        San Mateo, California 94403-1906


December 20, 2001

Filed Via EDGAR (CIK #0000809707)
Securities and Exchange Commission
Judiciary Plaza 450 Fifth Street, N.W.
Washington, D.C. 20549

      Re: FRANKLIN INVESTORS SECURITIES TRUST {Registrant)
           File Nos. 33-11444 and 811-4986


Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 19, 2001.

Sincerely yours,

FRANKLIN INVESTORS SECURITIES TRUST



David P. Goss
Associate General Counsel


DPG:ts

cc:   Bruce Leto, Esq.